Recently Issued Accounting Standards	12 Months Ended
Sep. 01, 2016
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recently Issued Accounting Standards
Recently Issued Accounting Standards

In June 2016, the FASB issued ASU 2016-13 – Measurement of Credit Losses on Financial Instruments, which requires a financial asset (or a group of financial assets) measured on the basis of amortized cost to be presented at the net amount expected to be collected. This ASU requires that the income statement reflect the measurement of credit losses for newly recognized financial assets, as well as the expected increases or decreases of expected credit losses that have taken place during the period. This ASU requires that credit losses of debt securities designated as available-for-sale be recorded through an allowance for credit losses, and limits the credit loss to the amount by which fair value is below amortized cost. We are required to adopt this ASU beginning in our first quarter of 2021; however, we are permitted to adopt this ASU as early as our first quarter of 2020. This ASU is required to be adopted using a modified retrospective approach, with prospective adoption for debt securities for which an other-than-temporary impairment had been recognized before the effective date. We are evaluating the timing and effects of our adoption of this ASU on our financial statements.

In March 2016, the FASB issued ASU 2016-09 – Improvements to Employee Share-Based Payment Accounting, which simplifies several aspects of the accounting for share-based payment transactions, including income tax consequences, classification of awards as either equity or liabilities, forfeitures, and classification on the statement of cash flows. We expect to adopt this ASU beginning in our first quarter of 2017 and expect to elect to account for forfeitures when they occur. This ASU allows for prospective, retrospective, or modified retrospective adoption, depending on the aspect covered. We do not anticipate the adoption of this ASU to have a material impact to our financial statements.

In February 2016, the FASB issued ASU 2016-02 – Leases, which amends a number of aspects of lease accounting, including requiring lessees to recognize operating leases with a term greater than one year on their balance sheet as a right-of-use asset and corresponding liability, measured at the present value of the lease payments. This ASU will be effective for us beginning in our first quarter of 2020 and early adoption is permitted.  This ASU is required to be adopted using a modified retrospective approach. We are evaluating the timing and effects of our adoption of this ASU on our financial statements.

In January 2016, the FASB issued ASU 2016-01 – Recognition and Measurement of Financial Assets and Financial Liabilities, which provides guidance for the recognition, measurement, presentation, and disclosure of financial assets and liabilities.  This ASU will be effective for us beginning in our first quarter of 2019 and requires modified-retrospective adoption.  We are evaluating the effects of our adoption of this ASU on our financial statements.

In April 2015, the FASB issued ASU 2015-05 – Customer's Accounting for Fees Paid in a Cloud Computing Arrangement, which provides additional guidance to customers about whether a cloud computing arrangement includes a software license. Under ASU 2015-05, cloud computing arrangements that contain a software license should be accounted for in a manner consistent with the acquisition of other software licenses. If the arrangement does not contain a software license, customers should account for the arrangement as a service contract. ASU 2015-05 also removes the requirement to analogize to ASC 840-10 – Leases, to determine the asset acquired in a software licensing arrangement. We will prospectively adopt this ASU beginning in our first quarter of 2017 and do not anticipate it to have a material impact to our financial statements.

In February 2015, the FASB issued ASU 2015-02 – Amendments to the Consolidation Analysis, which amends the consolidation requirements in Accounting Standards Codification 810 – Consolidation.  ASU 2015-02 makes targeted amendments to the consolidation guidance for VIEs, which could change consolidation conclusions.  We expect to adopt this ASU under a modified-retrospective approach beginning in our first quarter of 2017 and we do not anticipate it to have a material impact to our financial statements.

In May 2014, the FASB issued ASU 2014-09 – Revenue from Contracts with Customers, which supersedes nearly all existing revenue recognition guidance under generally accepted accounting principles in the U.S.  The core principal of this ASU, as amended, is that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  This ASU also requires additional disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract.  We are required to adopt this ASU beginning in our first quarter of 2019; however, we are permitted to adopt this ASU as early as our first quarter of 2018. This ASU allows for either full-retrospective or modified-retrospective adoption. We expect that, as a result of the adoption of this ASU, the timing of recognizing revenue from sales of products to our distributors will be generally earlier than under the existing revenue recognition guidance. We are evaluating the effects of our adoption of this ASU on our financial statements.